UNITED STATES	OMB APPROVAL
SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB Number: 3235-0582
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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number              811-07687

First American Strategy Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN	55402
(Address of principal executive offices)	(Zip code)

Richard J. Ertel, Assistant Secretary

First American Strategy Funds, Inc.

800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)

Registrant’s telephone number, including area code:		612-303-7987

Date of fiscal year end:	8/31

Date of reporting period:	6/30/09

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07687

Reporting Period: 07/01/2008 - 06/30/2009

First American Strategy Funds, Inc.

====================== FIRST AMERICAN INCOME BUILDER FUND ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== FIRST AMERICAN STRATEGY AGGRESSIVE GROWTH ALLOCATION FUND ===========

FIRST AMERICAN INVESTMENT FUNDS, INC.

Ticker:                      Security ID:  318530623

Meeting Date: SEP 18, 2008   Meeting Type: Special

Record Date:  JUL 31, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Subadvisory Agreement           For       For          Management

2     Approve Subadvisory Agreement           For       For          Management

3     Authorize Manager-of-Managers Structure For       For          Management

      for the Fund

=============== FIRST AMERICAN STRATEGY BALANCED ALLOCATION FUND ===============

FIRST AMERICAN INVESTMENT FUNDS, INC.

Ticker:                      Security ID:  318530623

Meeting Date: SEP 18, 2008   Meeting Type: Special

Record Date:  JUL 31, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Subadvisory Agreement           For       For          Management

2     Approve Subadvisory Agreement           For       For          Management

3     Authorize Manager-of-Managers Structure For       For          Management

      for the Fund

============= FIRST AMERICAN STRATEGY CONSERVATIVE ALLOCATION FUND =============

FIRST AMERICAN INVESTMENT FUNDS, INC.

Ticker:                      Security ID:  318530623

Meeting Date: SEP 18, 2008   Meeting Type: Special

Record Date:  JUL 31, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Subadvisory Agreement           For       For          Management

2     Approve Subadvisory Agreement           For       For          Management

3     Authorize Manager-of-Managers Structure For       For          Management

      for the Fund

================ FIRST AMERICAN STRATEGY GROWTH ALLOCATION FUND ================

FIRST AMERICAN INVESTMENT FUNDS, INC.

Ticker:                      Security ID:  318530623

Meeting Date: SEP 18, 2008   Meeting Type: Special

Record Date:  JUL 31, 2008

#     Proposal                                Mgt Rec   Vote Cast    Sponsor

1     Approve Subadvisory Agreement           For       For          Management

2     Approve Subadvisory Agreement           For       For          Management

3     Authorize Manager-of-Managers Structure For       For          Management

      for the Fund

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	First American Strategy Funds, Inc.

By (Signature and Title)*	/s/ Charles D. Gariboldi, Jr. Treasurer

Date	August 31, 2009

* Print the name and title of each signing officer under his or her signature.